Income Taxes (Details) - Schedule of Federal Income Tax Rate	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Federal Income Tax Rate [Abstract]
Statutory federal income tax rate					21.00%	21.00%
State taxes, net of federal tax benefit					(6.50%)	0.00%
Previous tax year adjustment					1.50%
Non-deductible transaction costs			21.00%		15.70%
Other permanent items, net
Change in valuation allowance					29.20%	10.00%
Income tax provision	(15.00%)	46.00%	(17.00%)	35.00%	60.90%	31.00%